UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Dr Suite 110., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

5/31

Date of reporting period: 2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014

Shares					Value ($)
		COMMON STOCK - 0.1%
		INSURANCE - 0.1%
50,000		Blue Capital Reinsurance Holdings, Ltd.
		TOTAL COMMON STOCK - (Cost - $1,000,000)			852,500
Principal Amount ($)			Coupon Rate (%)	Maturity
		BONDS & NOTES - 84.0%
		AGRICULTURE - 0.1%
1,000,000		Bunge Ltd. Finance Corp.	5.3500	4/15/2014	1,005,005

		AIRLINES - 0.6%
5,000,000		American Airlines, Inc. (a)	7.5000	3/15/2016	5,184,375

		APPAREL - 0.2%
2,000,000		Hanesbrand,Inc.	6.3750	12/15/2020	2,205,000

		AUTO MANUFACTURERS - 0.1%
1,000,000		Daimler Finance North America LLC (a,b)	0.8569	3/28/2014	1,000,397

		AUTO PARTS & EQUIPMENT - 0.6%
5,000,000		Lear Corp.	7.8750	3/15/2018	5,212,500

		BANKS - 24.7%
1,000,000		Abbey National Treasury Services PLC	2.8750	4/25/2014	1,003,531
1,000,000		Abbey National Treasury Services PLC	3.8750	11/10/2014	1,023,228
1,000,000		Abbey National Treasury Services PLC (a)	3.8750	11/10/2014	1,023,228
8,000,000		Bank of America Corp.	7.3750	3/12/2014	8,108,432
4,000,000		Bank of America Corp. (b)	1.2789	8/15/2016	4,044,516
1,100,000		Bank of America Corp.	0.5659	5/15/2014	1,086,961
5,700,000		Barclays Bank PLC	4.8750	Perpetual	7,328,690
3,200,000		Barclays Bank PLC	14.0000	Perpetual	7,230,595
2,000,000		BBVA Bancomer SA (a)	6.7500	9/30/2022	2,200,000
1,000,000		BBVA US Senior SAU	3.2500	5/16/2014	1,004,876
3,250,000		BBVA US Senior SAU	4.6640	10/9/2015	3,406,666
6,000,000		BNP Paribas SA (b)	2.9951	12/20/2014	6,127,374
4,000,000		BNP Paribas SA (a,b)	5.1860	Perpetual	4,130,000
7,900,000		BPCE SA	3.3000	Perpetual	6,711,840
3,500,000		BPCE SA	1.9160	Perpetual	3,664,783
1,000,000		Capital One Financial Corp.	7.3750	5/23/2014	1,015,164
14,000,000		Citigroup, Inc. (b)	0.5044	6/9/2016	13,780,256
4,214,000		Credit Agricole SA	9.7500	Perpetual	4,440,502
1,050,000		Deutsche Bank Capital Finance Trust I	5.0760	Perpetual	1,477,418
5,700,000		Deutsche Bank Capital Funding Trust VI	4.6920	Perpetual	8,024,992
5,300,000		Deutsche Bank Capital Funding Trust	2.0520	Perpetual	5,599,670
1,000,000		Dexia Banque International (b)	0.9629	7/5/2016	940,000
1,000,000		Fifth Third Bancorp (b)	0.6651	12/20/2016	991,639
65,000		Goldman Sachs Group, Inc.	0.8469	1/15/2014	65,158
2,000,000		Goldman Sachs Group, Inc. (b)	1.8330	9/19/2014	2,045,924
1,500,000		Goldman Sachs Group, Inc. (b)	0.6959	3/22/2016	1,496,838
10,000,000		ING Bank NV	4.1250	5/1/2015	10,102,780
3,000,000		ING Bank NV (a)	5.1250	5/1/2015	3,120,603
6,130,000		JP Morgan Chase Capital XXIII (b)	1.2359	5/15/2047	4,612,825
11,500,000		JPMorgan Chase & Co. (b)	7.9000	Perpetual	12,962,800
1,000,000		JPMorgan Chase & Co. (b)	6.7500	Perpetual	1,057,500
2,000,000		JPMorgan Chase & Co. (b)	0.9929	5/2/2014	2,002,382
1,000,000		JPMorgan Chase & Co. (b)	0.8544	2/26/2016	1,005,911
4,000,000		JPMorgan Chase Capital XXI (b)	1.1876	2/2/2037	3,040,000
1,000,000		M&T Bank Corp.	6.4500	Perpetual	1,038,750
2,750,000		Merrill Lynch	0.7876	5/2/2017	2,692,099
5,000,000		Morgan Stanley (b)	5.5500	4/27/2017	5,614,540
5,000,000		Morgan Stanley	5.0000	10/15/2015	5,217,335
1,000,000		Morgan Stanley	0.7189	10/15/2015	1,001,250
9,000,000		Nordea bank AB (b)	2.3150	Perpetual	9,943,920
4,000,000		Nordea bank AB (b)	8.3750	Perpetual	4,250,540
10,310,000		PNC Financial Services Group, Inc. (b)	4.4536	Perpetual	10,371,860
1,900,000		Rabobank Nederland	8.3750	10/13/2015	2,094,750
1,500,000		RBS Capital Trust	5.5120	Perpetual	1,481,250
2,000,000		Regions Bank/Birmingham AL	7.5000	5/15/2018	2,386,320
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		BANKS - 24.7% (Continued)
9,967,000		Royal Bank of Scotland PLC (b)	9.5000	3/16/2022	11,753,435
2,000,000		Santander Financial Issuances Ltd.	7.2500	11/1/2015	2,162,176
4,000,000		Santander Financial PDF	11.3000	Perpetual	6,953,835
4,550,000		State Street Capital Trust IV (b)	1.2428	6/15/2037	3,571,750
600,000		SunTrust Capital III (b)	0.8929	3/15/2028	492,000
6,000,000		Turkiye Garanti Bankasi AS	4.0000	9/13/2017	5,970,000
3,000,000		UBS Peferred Funding Trust V (b)	6.2430	Perpetual	3,202,500
3,000,000		UniCredit Bank Austria AG (a)	7.2500	2/15/2017	3,411,570
4,000,000		Wachovia Capital Trust III (b)	5.5698	Perpetual	3,890,000
5,700,000		Wells Fargo & Co.	7.9800	Perpetual	6,526,500
53,000		Zions Bancorporation	5.5000	11/16/2015	55,825
1,342,000		Zions Bancorporation	7.7500	9/23/2014	1,391,351
1,000,000		Zions Bancorporation (b)	7.2000	Perpetual	1,040,000
2,000,000		Zions Bancorporation (b)	5.6500	11/15/2013	2,110,674
					234,501,312
		BEVERAGES - 0.0%
225,000		PepsiCo, Inc. (b)	0.4444	2/26/2016	225,565

		CHEMICALS - 0.2%
1,500,000		Monsanto Co. (b)	0.4377	11/7/2016	1,503,799

		COAL - 0.3%
1,000,000		CONSOL Energy, Inc.	8.0000	4/1/2017	1,045,000
2,000,000		Korea Resources Corp.	2.1250	5/2/2018	1,976,176
					3,021,176
		COMMERCIAL SERVICES - 3.0%
7,000,000		Hutch Whampoa Intl.	6.0000	Perpetual	7,490,000
5,000,000		KOC Holdings AS	3.5000	4/24/2020	4,513,500
5,988,000		Lender Process Services	5.7500	4/15/2023	6,414,645
1,000,000		McGraw Hill Financial, Inc.	5.9000	11/15/2017	1,102,503
3,300,000		Moody's Corp.	5.5000	9/1/2020	3,705,250
5,989,962		Weight Watchers International, Inc. (b)	3.7500	4/2/2020	4,574,834
840,000		Western Union Co. (b)	1.2391	8/21/2015	846,570
					28,647,302
		COMPUTERS - 2.1%
500,000		Apple, Inc. (b)	0.2876	5/3/2016	500,189
3,000,000		Hewlett-Packard Co.	4.7500	6/2/2014	3,031,098
15,000,000		Seagate HDD Caymen	6.8750	5/1/2020	16,350,000
					19,881,287
		DIVERSIFIED FINANCIAL SERVICES - 7.8%
3,800,000		Banque Fed Cred Mutuel	2.5000	10/29/2018	3,794,172
500,000		Banque PSA Finance SA	3.3750	4/4/2014	500,625
1,300,000		Cantor Fitzgerald LP (a)	6.3750	6/26/2015	1,358,500
2,000,000		Eurohypo SA Luxembourg	5.1250	1/21/2016	2,102,654
2,500,000		Ford Motor Credit Corp. (b)	1.0179	11/17/2017	2,513,105
8,830,000		General Electric Capital Corp. (b)	6.3750	11/15/2067	9,801,300
4,500,000		General Electric Capital Corp. (b)	0.5029	9/15/2014	4,506,102
2,000,000		HSBC Finance Corp. (b)	0.6661	6/1/2016	1,998,890
4,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	4,280,000
3,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp. (a)	3.5000	3/15/2018	3,045,000
6,000,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp. (a)	4.8750	3/15/2019	6,135,000
4,000,000		International Lease Finance Corp.	8.6250	9/15/2015	4,435,000
6,620,000		International Lease Finance Corp.	8.7500	3/15/2017	7,844,700
6,000,000		Kayne Anderson MLP Investments (a,b)	1.4940	8/19/2016	6,018,126
3,000,000		Lloys Bank PLC	6.5000	3/24/2020	2,025,000
2,000,000		Northern Rock Asset Management PLC (a)	5.6250	6/22/2017	2,273,640
6,000,000		Skyway Concession Co. LLC (a,b)	0.5269	6/30/2017	5,460,000
2,000,000		SLM Corp. (b)	8.4500	6/15/2018	2,375,000
3,000,000		SLM Corp.	6.0000	1/25/2017	3,288,750
					73,755,564
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		ELECTRIC - 2.5%
2,633,000		EDP Finance BV	6.0000	2/2/2018	2,863,388
1,000,000		Enel Finance International NV (a)	6.2500	9/15/2017	1,134,109
1,000,000		Enel Finance International NV (a)	3.8750	10/7/2014	1,016,719
1,000,000		Enel Finance International NV	3.8750	10/7/2014	1,017,355
6,000,000		Enel Finance International NV	6.2500	9/15/2017	6,816,174
4,000,000		Iberdrola Finance Ireland Ltd. (a)	3.8000	9/11/2014	4,061,196
3,000,000		NRG Energy, Inc.	7.6250	5/15/2019	3,150,000
500,000		NRG Energy, Inc.	7.8750	5/15/2021	557,500
3,000,000		PPL Energy Supply LLC	4.6000	12/15/2021	3,012,456
					23,628,897
		HAND/MACHINE TOOLS- 0.3%
3,000,000		Stanley Black	5.7500	12/15/2053	3,240,000

		HEALTHCARE-SERVICES - 0.2%
2,000,000		HCA, Inc.	7.8750	2/15/2020	2,145,000

		HOLDING COMPANIES-DIVERSIFIED - 1.2%
2,000,000		Noble Group LTD (a)	6.7500	1/29/2020	2,170,000
8,000,000		Noble Group LTD	6.7500	1/29/2020	8,680,000
					10,850,000
		HOME FURNISHINGS - 0.1%
816,000		Whirlpool Corp.	8.6000	5/1/2014	826,215

		INSURANCE - 8.8%
12,700,000		Aegon NV (b)	3.0385	Perpetual	11,299,190
9,000,000		Aegon NV (b)	2.3004	Perpetual	9,139,705
2,000,000		AXA SA	3.0200	Perpetual	1,777,200
770,000		AXA SA	2.8100	Perpetual	683,375
7,444,000		AXA SA	2.1090	Perpetual	7,990,322
2,250,000		CNP Assurances	2.4600	Perpetual	2,322,838
8,053,000		ING Capital Funding Trust III (b)	3.8466	Perpetual	8,113,398
4,200,000		ING Groep NV	2.7100	Perpetual	4,634,405
7,500,000		ING Groep NV	2.3100	Perpetual	7,823,586
6,850,000		MBIA, Inc.	6.4000	8/15/2022	6,918,500
2,200,000		Prudential PLC	6.5000	Perpetual	2,228,050
9,000,000		Prudential PLC	11.7500	Perpetual	9,753,750
5,000,000		Swiss Re Capital I LP (a,b)	6.8540	Perpetual	5,382,500
5,000,000		ZFS Finance USA Trust II (a,b)	6.4500	12/15/2065	5,387,500
					83,454,319
		INVESTMENT COMPANIES - 1.1%
5,660,000		Ares Capital Corporation	4.8750	11/30/2018	5,911,219
4,000,000		Fifth Street Finance	4.8750	3/1/2019	4,054,448
					9,965,667
		IRON/STEEL - 2.6%
50,000		ArcelorMittal	7.2500	4/1/2014	1,447,393
3,000,000		ArcelorMittal	9.5000	2/15/2015	3,225,000
7,600,000		Cliffs Natural Resources, Inc.	4.8750	4/1/2021	7,374,181
2,000,000		Glencore Funding LLC (a,b)	6.0000	4/15/2014	2,012,012
2,000,000		Glencore Funding LLC	1.6040	1/15/2019	1,985,082
8,000,000		Glencore Funding LLC (a)	1.5989	1/15/2019	7,901,888
1,000,000		GTL Trade Finance, Inc. (a)	7.2500	10/20/2017	1,140,000
					25,085,556
		LEISURE TIME - 0.0%
350,000		Royal Caribbean Cruises Ltd.	11.8750	7/15/2015	400,750

		LODGING - 1.2%
3,200,000		Hilton Worldwide Finance	3.7500	10/25/2020	3,212,000
5,000,000		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.8750	11/1/2017	7,857,500
					11,069,500
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		MACHINERY-DIVERSIFIED - 0.5%
2,000,000		Case New Holland, Inc. (a)	7.8750	12/1/2017	2,352,500
2,000,000		Case New Holland, Inc.	7.8750	12/1/2017	2,352,500
					4,705,000
		MEDIA - 1.2%
9,163,000		Net Servicos De Communicacao SA - PR	7.5000	1/27/2020	10,033,485
1,500,000		TV Azteca SAB de CV	7.5000	5/25/2018	1,569,375
					11,602,860
		MINING - 2.7%
7,000,000		Anglogold Ashanti Holdings PLC	8.5000	7/30/2020	7,726,250
3,515,000		FMG Resources August 2006 Pty Ltd. (a)	7.0000	11/1/2015	3,643,649
6,000,000		GTL Trade Finance, Inc.	7.2500	10/20/2017	6,840,000
5,650,000		Kinross Gold Corp.	3.6250	9/1/2016	5,832,794
1,000,000		Rio Tinto Finance USA PLC (b)	1.0839	6/17/2016	1,009,182
150,000		Xstrata Finance Canada Ltd. (a)	2.0500	10/23/2015	152,024
					25,203,899
		MISCELLANEOUS MANUFACTURING - 0.1%
1,200,000		Bombardier, Inc. (a)	4.2500	1/15/2016	1,254,000
100,000		Bombardier, Inc. (a)	7.7500	3/15/2020	112,250
					1,366,250
		MUNICIPAL - 0.9%
700,000		Government Development Bank for Puerto Rico	3.8750	2/1/2017	560,266
1,970,000		Government Development Bank for Puerto Rico	4.7040	5/1/2016	1,726,547
5,100,000		Government Development Bank for Puerto Rico	4.3750	2/1/2019	3,666,237
1,057,500		Westchester Airport Associates Parking Facility Trust (a,c,g)	2.0000	8/1/2014	1,057,500
1,942,500		Westchester Airport Associates Parking Facility Trust (a,c,g)	2.5000	8/1/2015	1,942,500
					8,953,050
		OFFICE/BUSINESS EQUIPMENT - 0.2%
2,000,000		Pitney Bowes, Inc.	5.2500	1/15/2037	2,170,130

		OIL & GAS - 9.7%
6,360,000		Citgo Petroleum Corp. (a)	11.5000	7/1/2017	6,892,650
4,000,000		Gazprom OAO Via Gaz Capital SA	6.2120	11/22/2016	4,428,108
4,000,000		Gazprom OAO Via Gaz Capital SA (a)	8.1250	7/31/2014	4,120,000
2,000,000		Harvest Operations Corp.	2.1250	5/14/2018	1,994,894
1,700,000		Lukoil International Finance BV (a)	6.3750	11/5/2014	1,762,050
8,000,000		Petrobras Global Finance BV (b)	2.3789	1/15/2019	7,840,000
6,000,000		Petrobras International Finance Co.	3.5000	2/6/2017	6,110,634
11,500,000		Petrohawk Energy Corp.	7.2500	8/15/2018	12,288,946
10,250,000		Petroleos Mexicanos (b)	2.2566	7/18/2018	10,660,000
4,000,000		Plains Exploration & Production Co.	8.6250	10/15/2019	4,390,000
12,000,000		Plains Exploration & Production Co.	6.5000	11/15/2020	13,320,000
4,480,000		Tesoro Corp.	9.7500	6/1/2019	4,793,600
5,000,000		TNK - BP Finance SA	7.5000	7/18/2016	5,625,000
7,281,000		United Refining Co.	10.5000	2/28/2018	8,172,923
					92,398,805
		OTHER ABS - 3.8%
2,000,000		ACAS CLO Ltd. 2013-1A D (a,b)	3.8366	4/20/2025	1,976,200
2,000,000		Avenue CLO LTD. (a)	0.9866	7/20/2018	1,964,000
1,500,000		CIFC Corp. (a)	1.8361	3/1/2021	1,433,400
5,020,000		CIFC Funding LTD. (a)	1.0066	10/20/2020	4,866,890
2,440,000		Goldman Sachs Asset Management CLO PLC 2007-1A C (a,b)	1.3376	8/1/2022	2,296,040
4,500,000		Liberty CLO Ltd. (a)	0.7876	11/1/2017	4,311,000
5,000,000		NACM CLO (a)	4.2871	6/20/2019	4,892,500
3,500,000		Nob Hill Clo Ltd. (a)	1.0359	8/15/2018	3,399,900
5,000,000		Schiller Park (a)	0.9686	4/25/2021	4,697,000
5,500,000		TCW Global Project Fund II Ltd. 2004-1A B1(a,b,g)	2.1889	6/15/2016	4,833,125
1,000,000		Trimaran CLO LTD. (a)	1.7876	11/1/2018	970,700
					35,640,755
		PHARMACEUTICALS - 1.5%
13,000,000		Warner Chilcott Co. LLC / Warner Chilcott Finance LLC	7.7500	9/15/2018	13,975,000

		PIPELINES - 0.5%
1,750,000		Energy Transfer Partners LP (b)	3.2551	11/1/2066	1,610,000
3,000,000		Enterprise Proucts	8.3750	2/12/2016	3,354,348
					4,964,348
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Principal Amount ($)			Coupon Rate (%)	Maturity	Value ($)
		TELECOMMUNICATIONS - 4.5%
2,000,000		AT&T, Inc. (b)	0.6189	2/12/2016	2,004,454
5,000,000		Nokia OYJ	5.3750	5/15/2019	5,350,000
10,000,000		Telecom Italia Capital SA	5.2500	10/1/2015	10,512,500
9,000,000		Telefonica Emisiones SAU	6.4210	6/20/2016	10,025,073
3,000,000		Telefonica Emisiones SAU	4.9490	1/15/2015	3,101,868
5,000,000		Telemar Norte Leste SA	5.5000	10/23/2020	4,899,745
2,000,000		Telemar Norte Leste SA	5.5000	10/23/2020	1,975,000
4,500,000		T-Mobile USA	6.7310	4/28/2022	4,876,875
					42,745,515
		TRANSPORTATION - 0.6%
500,000		Kansas City Southern de Mexico SA de LU (b)	0.9354	10/28/2016	502,948
5,000,000		Russian Railways via RZD Capital PLC	5.7390	4/3/2017	5,392,440
					5,895,388
		TRUCKING & LEASING - 0.1%
540,000		Penske Truck Leasing Co. Lp / PTL Finance Corp. (a)	2.5000	7/11/2014	543,617

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
3,875		Freddie Mac REMICS 3107 YO (d,e,f)	0.0000	2/15/2036	3,093
16,961		Freddie Mac REMICS 3213 OH (d,e,f)	0.0000	9/15/2036	13,117
					16,210

		TOTAL BONDS & NOTES (Cost - $769,465,656)			796,990,013

		BANK LOANS - 0.6%
2,000,000		Goodyear Tire and Rubber	4.7500	4/19/2019	2,017,500
1,984,962		Hertz Corp. (b)	3.7500	3/11/2018	1,989,925
497,500		HJ Heinz Co. (b)	3.2500	6/7/2019	499,988
497,500		HJ Heinz Co.(b)	3.5000	6/5/2020	501,231
		TOAL BANK LOANS (Cost $4,955,246)			5,008,644

		CONVERTIBLE BONDS - 7.8%
		COAL - 0.3%
3,500,000		Peabody Energy Corp.	4.7500	12/15/2041	2,800,000

		DIVERSIFED FINANCIAL SERVICES - 0.5%
4,000,000		BGC Partners, Inc.	4.5000	7/15/2016	4,252,500

		INVESTMENT COMPANIES - 2.6%
8,065,000		Apollo Investment Corp.	5.7500	1/15/2016	8,659,794
6,000,000		Ares Capital Corp.	4.7500	1/15/2018	6,483,750
4,000,000		Fifth Street Finance Corp.	5.3750	4/1/2016	4,270,000
5,000,000		Prospect Capital Corp.	5.8750	1/15/2019	5,331,250
					24,744,794
		IRON/STEEL - 0.1%
1,000,000		ArcelorMittal	5.0000	5/15/2014	1,007,500

		MINING - 1.0%
9,000,000		Newmont Mining Corp Holding Co.	1.6250	7/15/2017	9,725,625

		OIL & GAS - 0.4%
4,000,000		Cobalt International Energy, Inc.	2.6250	12/1/2019	3,865,000

		PACKAGING & CONTAINERS - 0.2%
2,000,000		Owens-Brockway Glass Container, Inc. (a)	3.0000	6/1/2015	2,072,500

		REITS - 2.7%
3,000,000		American Realty Capital Properties, Inc. Corp.	3.0000	8/1/2018	3,268,125
10,000,000		Annaly Capital Management, Inc.	5.0000	5/15/2015	10,212,500
4,000,000		Blackstone Mortgage Trust, Inc.			4,422,500
8,000,000		IAS Operating Partnership LP (a)	5.0000	3/15/2018	7,725,000
					25,628,125

		TOTAL CONVERTIBLE BONDS (Cost - $72,578,979)			74,096,044
Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Shares			Dividend Rate (%)		Value ($)
		PREFERRED STOCK - 1.8%
		AUCTION RATE PREFERRED STOCKS - 0.2%
39		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.1670		975,000
27		Eaton Vance Senior Floating-Rate Trust (c,g,h)	0.0900		675,000
					1,650,000
		BANKS - 0.4%
80,000		Citigroup, Inc.	6.8750		1,997,600
1,494		Santander Fin PDF	10.5000		1,581,698
					3,579,298
		HOLDING COMPANIES-DIVERSIFIED - 1.1%
10,000		Pitney Bowes International Holdings, Inc. (a)	6.1250		10,638,125

		INSURANCE - 0.1%
60,000		Allstate Corporation	6.625		1,488,000

		TOTAL PREFERRED STOCK (Cost - $16,855,643)			17,355,423

		SHORT-TERM INVESTMENTS - 5.6%
		MONEY MARKET FUND - 5.6%
53,076,586		JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (b)
		TOTAL SHORT-TERM INVESTMENTS (Cost - $53,076,586)			53,076,586

		TOTAL INVESTMENTS - 99.9% (Cost - $917,932,310)(i)			$ 947,379,210
		OTHER ASSETS LESS LIABILITIES - 0.1%			1,365,782
		NET ASSETS - 100.0%			$ 948,744,992

		ABS - Asset Backed Security
		REIT - Real Estate Investment Trust
		REMICs - Real Estate Mortgage Investment Conduits

	(a)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
		transactions exempt from registration to qualified institutional buyers. At February 28, 2014, these securities amounted
		to $154,475,483 or 16.28% of net assets.
	(b)	Variable rate security; the rate shown represents the rate at February 28, 2014.
	(c)	The value of this security has been determined in good faith under the polices of the Board of Trustees.
	(d)	Principal only bond - non income producing.
	(e)	Collateralized mortgage obligation (CMO).
	(f)	Issuer oparates under a Congressional charter, its securities are neither issued nor guaranteed by the U.S.
		government. The Federal Home Loan Mortgage Corporation currently operates under a federal conservatorship.
	(g)	The Advisor or trustees have determined these securities to be illiquid. At February 28, 2013, these securities amounted
		to $9,483,125 or 1.0 % of net assets.
	(h)	Rate shown represents the dividend rate as of February 28, 2013.
	(i)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $918,102,683 and
		differs from market value by net unrealized appreciation (depreciation) of securities as follows:

				Unrealized Appreciation:	$ 33,779,637
				Unrealized Depreciation:	(4,503,110)
			Net Unrealized Appreciation:		$ 29,276,527

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014

Shares				Value ($)
	COMMON STOCK - 0.2%
15,000	Blue Capital Reinsurance Holdings, Ltd.			255,750
	(Cost - $300,000)
Principal Amount ($)		Coupon Rate (%)	Maturity
	BONDS & NOTES - 67.7%
	ASSET BACKED - 3.0%
3,500,000	OnDeck Capital, Inc. (a)	8.0000	2/15/2015	3,500,000

	BANKS - 18.6%
400,000	BAC Capital Trust XIV (b)	4.0000	Perpetual	314,000
1,000,000	Banque Fed Cred Mutuel	2.1600	Perpetual	998,466
900,000	Barclays Bank PLC	4.8750	Perpetual	1,157,162
500,000	Barclays Bank PLC	14.0000	Perpetual	1,129,780
1,800,000	BBVA International Preferred SAU (b)	5.9190	Perpetual	1,782,000
600,000	BNP Paribas SA (b,c)	5.1860	Perpetual	619,500
200,000	BNP Paribas SA (b,c)	5.1860	Perpetual	206,500
689,000	BPCE SA	3.3000	Perpetual	585,374
752,000	BPCE SA	1.9160	Perpetual	787,405
1,000,000	Citigroup, Inc. (b)	5.3500	Perpetual	941,748
1,300,000	Credit Agricole SA	6.6370	Perpetual	1,340,950
700,000	Credit Agricole SA (b,c)	6.6370	Perpetual	722,050
866,000	Deutsche Bank Capital Finance Trust I	2.0520	Perpetual	914,965
660,000	Deutsche Bank Capital Funding Trust VI	5.9560	Perpetual	929,210
1,000,000	Deutsche Bank Capital Funding Trust II	6.3400	Perpetual	1,407,065
2,000,000	J.P. Morgan Chase & Co. (b)	6.7500	Perpetual	2,115,000
1,300,000	Lloyds Bank PLC	0.4930	Perpetual	877,500
200,000	Morgan Stanley	7.3000	5/13/2019	245,488
500,000	Nordea Bank AB (b)	8.3750	Perpetual	531,318
1,200,000	Nordea Bank AB	1.8830	Perpetual	1,325,856
500,000	RBS Capital Trust III (b)	5.5120	Perpetual	493,750
1,200,000	Royal Bank of Scotland PLC (b)	9.5000	3/16/2022	1,415,082
900,000	Turkiye Garanti Bankasi AS	5.2500	9/13/2022	860,625
300,000	Wachovia Capital Trust III (b)	5.5698	Perpetual	291,750
				21,992,544
	COMPUTERS - 2.1%
1,000,000	Apple, Inc.	3.8500	5/4/2043	879,969
300,000	Hewlett-Packard Co.	4.3750	9/15/2021	313,094
200,000	Lexmark International, Inc.	5.1250	3/15/2020	210,666
1,000,000	Seagate HDD Cayman	7.0000	11/1/2021	1,125,000
				2,528,729
	DIVERSIFIED FINANCIAL SERVICES - 7.4%
750,000	Aircastle Ltd.	9.7500	8/1/2018	811,875
390,000	Cantor Fitzgerald LP (c)	6.3750	6/26/2015	407,550
1,800,000	General Electric Capital Corp. (b)	6.3750	11/15/2067	1,998,000
2,000,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	6.0000	8/1/2020	2,140,000
600,000	International Lease Finance Corp.	8.7500	3/15/2017	711,000
200,000	Jefferies Group LLC	8.5000	7/15/2019	248,000
200,000	NASDAQ OMX Group, Inc.	5.5500	1/15/2020	221,361
350,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	10.8750	4/1/2015	352,625
1,000,000	Scottrade Financial Services, Inc. (c)	6.1250	7/11/2021	1,009,293
700,000	SLM Corp.	8.0000	3/25/2020	811,125
				8,710,829
Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	ELECTRIC - 2.8%
1,500,000	DPL, Inc.	7.2500	10/15/2021	1,505,625
277,000	Enel Finance International NV	6.2500	9/15/2017	314,680
1,300,000	Enel SpA (c)	8.7500	9/24/2073	1,452,750
				3,273,055
	HOLDING COMPANIES - 4.9%
1,000,000	Hutch Whampoa International, Ltd.	6.0000	Perpetual	1,070,000
500,000	Leucadia National Corp.	5.5000	10/18/2023	526,878
1,500,000	Noble Group Ltd.	6.7500	1/29/2020	1,627,500
1,000,000	Noble Group Ltd. (c)	6.7500	1/29/2020	1,085,000
1,500,000	Votorantim Cimentos SA	7.2500	4/5/2041	1,462,500
				5,771,878
	INSURANCE - 7.9%
1,300,000	Aegon NV (b)	3.0385	Perpetual	1,156,610
1,206,300	Aegon NV (b)	2.3004	Perpetual	1,225,025
500,000	AXA SA	3.0200	Perpetual	444,300
115,000	AXA SA	2.8100	Perpetual	102,063
1,000,000	AXA SA	2.1090	Perpetual	1,073,391
1,056,000	CNP Assurances	2.1700	Perpetual	1,090,185
500,000	Genworth Holding, Inc.-Cl A	6.1500	11/15/2066	462,065
750,000	ING Capital Funding Trust III (b)	3.8466	Perpetual	755,625
1,390,100	ING Groep NV	2.3100	Perpetual	1,450,076
743,000	ING Groep NV	2.7100	Perpetual	819,848
700,000	MBIA, Inc.	6.4000	8/15/2022	707,000
				9,286,188
	INVESTMENT COMPANY - 1.3%
1,500,000	Fifth Street Finance Corp.	4.8750	3/1/2019	1,520,418

	IRON/STEEL - 1.4%
150,000	ArcelorMittal	9.5000	2/15/2015	161,250
1,500,000	Cliffs Natural Resources, Inc.	4.8750	4/1/2021	1,455,431
				1,616,681
	MEDIA - 0.5%
500,000	Net Servicos de Communicacao - PR	7.5000	1/27/2020	547,500

	MINING - 6.8%
300,000	Alcoa, Inc.	5.7200	2/23/2019	327,450
2,000,000	AngloGold Ashanti Holdings PLC	8.5000	7/30/2020	2,207,500
800,000	Barrick Gold Corp.	3.8500	4/1/2022	767,983
2,500,000	Kinross Gold Corp.	6.8750	9/1/2041	2,401,398
100,000	Kinross Gold Corp. (c)	5.9500	3/15/2024	100,709
2,000,000	Southern Copper Corp.	7.5000	7/27/2035	2,215,646
				8,020,686
	MISCELLANEOUS MANUFACTURING - 0.2%
200,000	Bombardier, Inc. (c)	7.7500	3/15/2020	224,500

	MUNICIPAL - 0.7%
300,000	Government Development Bank for Puerto Rico	3.8750	2/1/2017	240,114
840,000	Government Development Bank for Puerto Rico	4.3750	2/1/2019	603,851
				843,965
	OIL & GAS - 4.6%
680,000	Citgo Petroleum Corp. (c)	11.5000	7/1/2017	736,950
1,100,000	Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	1,351,625
400,000	Gazprom OAO Via Gaz Capital SA (c)	9.2500	4/23/2019	491,500
150,000	Lukoil International Finance BV (c)	6.3750	11/5/2014	155,475
1,000,000	Petrobras International Finance Co.	5.3750	1/27/2021	1,007,505
300,000	Petrohawk Energy Corp.	7.2500	8/15/2018	320,581
952,000	United Refining Co.	10.5000	2/28/2018	1,068,620
200,000	Valero Energy Corp.	10.5000	3/15/2039	310,696
				5,442,952
	PIPELINES - 0.5%
545,000	Enterprise Products Operating LLC (b)	7.1340	1/15/2068	609,557

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Principal Amount ($)		Coupon Rate (%)	Maturity	Value ($)
	TELECOMMUNICATIONS - 5.1%
1,000,000	America Movil SAB de C.V.	6.3750	9/6/2073	1,491,588
2,000,000	Frontier Communications	9.0000	8/15/2031	2,100,000
300,000	Millicom International Cellular SA (c)	6.6250	10/15/2021	314,250
500,000	Telecom Italia Capital SA	7.1750	6/18/2019	575,625
1,200,000	Telemar Norte Leste SA	5.5000	10/23/2020	1,175,939
300,000	Telemar Norte Leste SA	5.5000	10/23/2020	296,250
				5,953,652

	TOTAL BONDS & NOTES (Cost - $75,885,069)			79,843,134

	CONVERTIBLE BONDS - 11.2%
	COAL - 0.9%
1,300,000	Peabody Energy Corp.	4.7500	12/15/2041	1,040,000

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
800,000	BGC Partners, Inc.	4.5000	7/15/2016	850,500
500,000	DFC Global Corp.	3.0000	4/1/2028	457,500
				1,308,000
	INVESTMENT COMPANIES - 1.8%
500,000	Apollo Investment Corp.	5.7500	1/15/2016	536,875
300,000	Ares Capital Corp.	4.7500	1/15/2018	324,188
1,200,000	Prospect Capital Corp.	5.8785	1/15/2019	1,279,500
				2,140,563
	IRON/STEEL - 0.2%
200,000	ArcelorMittal	5.0000	5/15/2014	201,500

	MINING - 0.9%
1,000,000	Newmont Mining Corp.	1.6250	7/15/2017	1,080,625

	OIL & GAS - 2.8%
2,000,000	Chesapeake Energy Corp.	2.5000	5/15/2037	2,052,500
300,000	Chesapeake Energy Corp.	2.2500	12/15/2038	282,187
1,000,000	Cobalt International, Inc.	2.6250	12/1/2019	966,250
				3,300,937
	REITS - 3.5%
2,000,000	Blackstone Mortgage Trust, Inc.	5.2500	12/1/2018	2,211,250
2,000,000	IAS Operating Partnership LP (c)	5.0000	3/15/2018	1,931,250
				4,142,500

	TOTAL CONVERTIBLE BONDS (Cost - $13,126,534)			13,214,125

Shares		Dividend Rate (%)
	PREFERRED STOCK - 4.2%
	BANKS - 0.4%
20,000	Citigroup, Inc.	6.8750	Perpetual	499,400

	ELECTRIC - 0.5%
25,000	SCE Trust III	5.7500	Perpetual	632,000

	HOLDING COMPANIES-DIVERSIFIED - 1.6%
1,000	Pitney Bowes International Holdings, Inc. (c)	6.1250	Perpetual	1,861,672

	INSURANCE - 0.3%
15,000	Allstate Corp.	6.6250	Perpetual	372,000

	IRON/STEEL - 0.8%
50,000	Cliffs Natural Resources, Inc.	7.0000	2/1/2016	989,000

	REITS - 0.5%
5,900	Crown Castle International Corp.	4.5000	11/1/2016	601,210

	TOTAL PREFERRED STOCK (Cost - $5,075,070)			4,955,282

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2014

Shares				Value ($)
	MUTUAL FUNDS - 8.5%
	CLOSED-END FUNDS - 8.5%
100,000	BlackRock Credit Allocation Income Trust			1,350,000
75,000	Blackstone / GSO Strategic Credit Fund			1,375,500
85,000	BlackRock Multi-Sector Income Trust			1,511,300
100,000	DoubleLine Income Solutions Fund			2,155,000
85,000	Eaton Vance Limited Duration Income Fund			1,316,650
100,000	PIMCO Dynamic Credit Income Fund			2,317,000
	TOTAL MUTUAL FUNDS (Cost - $9,635,070)			10,025,450

	EXCHANGE TRADED FUNDS - 1.3%
	EQUITY FUND - 1.3%
70,000	ETRACS Monthly Pay 2xLeveraged Mortgage REIT ETN (Cost - $1,433,888)			1,530,200

	SHORT-TERM INVESTMENTS - 7.0%
	MONEY MARKET FUND - 7.0%
8,027,284	JPMorgan 100% US Treasury Securities Money Market Fund 0.00% (a)			8,241,290
	(Cost - $8,241,290)

	TOTAL INVESTMENTS - 100.1% (Cost - $113,426,921) (d)			$ 118,065,231
	LIABILITIES LESS OTHER ASSETS - (0.1) %			(91,623)
	NET ASSETS - 100.0%			$ 117,973,608

ETN -	Exchange Traded Notes
REIT -	Real Estate Investment Trust
(a)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2014.
(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in
	transactions exempt from registration to qualified institutional buyers. At February 28, 2014, these securities amounted to $12,280,181 or 10.4% of net assets.
(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $113,382,427
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 5,366,807
			Unrealized Depreciation:	(684,003)
		Net Unrealized Appreciation:		$ 4,682,804

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2014

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange (“NYSE”) close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Each Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for each Fund’s assets and liabilities at fair value.

Leader Short Term Bond Fund
Assets *		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 852,500	$ -	$ -	$ 852,500
Bonds & Notes		-	796,990,013	-	796,990,013
Bank Loans		-	5,008,644	-	5,008,644
Convertible Bonds		-	74,096,044	-	74,096,044
Preferred Stock		15,705,423	1,650,000	-	17,355,423
Short-Term Investments		53,076,586	-	-	53,076,586
Total Investments		$ 69,634,509	$ 877,744,701	$ -	$ 947,379,210
Liabilities -Derivative
Forward Currency Contracts		$ -	$ (101,146)	$ -	$ (101,146)

Leader Total Return Fund

Assets *		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 255,750	$ -	$ -	$ 255,750
Bonds & Notes		-	79,843,134	-	79,843,134
Convertible Bonds		-	13,214,125	-	13,214,125
Preferred Stock		4,955,282	-	-	4,955,282
Mutual Funds		10,025,450			10,025,450
Exchange Traded Funds		1,530,200			1,530,200
Short-Term Investments		8,241,290	-	-	8,241,290
Total		$ 25,007,972	$ 93,057,259	$ -	$ 118,065,231
Liabilities - Derivatives
Forward Foreign Currency Exchange Contracts		$ -	$ (449,689)	$ -	$ (449,689)
* Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 28, 2014

Forward Foreign Currency Exchange Contracts – Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, each Fund would incur a loss if the value of the contract increases between the date the Forward Contract is opened and the date the Forward Contract is closed. The Funds realize a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realize a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.

Leader Short-Term Bond Fund

	Settlement	Local	Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Market Value	Depreciation
To Buy:
Euro	11/4/2013	JP Morgan	25,645,000	$ 33,779,132	$ (61,190)
British Pound	11/5/2013	JP Morgan	4,270,000	6,563,869	(39,956)
			29,915,000	$ 40,343,001	$ (101,146)

	Net unrealized appreciation on forward foreign currency contracts:
Leader Total Return Fund
					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Market Value	(Depreciation)
To Sell:
Euro	9/4/2014	JP Morgan	10,359,000	$ 14,308,430	$ (373,669)
British Pound	9/4/2014	JP Morgan	670,000	1,120,818	(76,020)
			11,029,000	$ 15,429,248	$ (449,689)

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 28, 2014 is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/29/2014

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/29/2014